UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09243
The Gabelli Utility Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust

First Quarter Report
March 31, 2010

Mario J. Gabelli, CFA

To Our Shareholders,
     The Gabelli Utility Trust’s (the “Fund”) net asset value (“NAV”) total return was 1.9% during the first quarter of 2010, compared with an increase of 5.4% for the Standard & Poor’s (“S&P”) 500 Index and declines of 3.5% and 1.9% for the S&P 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund’s publicly traded shares was (12.3)% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	1.86%	46.38%	(4.24)%	4.89%	6.87%	6.98%
Investment Total Return (c)	(12.31)	53.39	1.01	5.26	9.33	9.15
S&P 500 Index	5.39	49.73	(4.16)	1.92	(0.65)	0.14
S&P 500 Utilities Index	(3.53)	21.01	(5.74)	4.18	3.76	3.12
Lipper Utility Fund Average	(1.86)	28.93	(5.98)	4.57	2.37	3.48

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.3%
	ENERGY AND UTILITIES — 84.8%
	Energy and Utilities: Alternative Energy — 0.2%
15,000	Ormat Industries Ltd.	$114,456
11,500	Ormat Technologies Inc.	323,610
8,100	Renegy Holdings Inc.†	4,860

		442,926

	Energy and Utilities: Electric Integrated — 48.2%
235,000	Allegheny Energy Inc.	5,405,000
23,000	ALLETE Inc.	770,040
75,000	Alliant Energy Corp.	2,494,500
20,000	Ameren Corp.	521,600
78,000	American Electric Power Co. Inc.	2,666,040
10,000	Avista Corp.	207,100
50,000	Black Hills Corp.	1,517,500
26,000	Central Vermont Public Service Corp.	524,420
27,000	Cleco Corp.	716,850
125,000	CMS Energy Corp.	1,932,500
160,000	Constellation Energy Group Inc.	5,617,600
32,000	Dominion Resources Inc.	1,315,520
150,000	DPL Inc.	4,078,500
24,000	DTE Energy Co.	1,070,400
160,000	Duke Energy Corp.	2,611,200
88,000	Edison International	3,006,960
185,000	El Paso Electric Co.†	3,811,000
1,000	Emera Inc.	24,152
3,000	Entergy Corp.	244,050
50,000	FirstEnergy Corp.	1,954,500
95,000	FPL Group Inc.	4,591,350
225,000	Great Plains Energy Inc.	4,178,250
55,000	Hawaiian Electric Industries Inc.	1,234,750
92,000	Integrys Energy Group Inc.	4,358,960
61,000	Maine & Maritimes Corp.	2,677,900
64,000	MGE Energy Inc.	2,263,040
48,000	NiSource Inc.	758,400
110,000	NorthWestern Corp.	2,949,100
35,000	NV Energy Inc.	431,550
100,000	OGE Energy Corp.	3,894,000
24,000	Otter Tail Corp.	527,040
48,000	PG&E Corp.	2,036,160
100,000	PNM Resources Inc.	1,253,000
95,000	Progress Energy Inc.	3,739,200
40,000	Progress Energy Inc., CVO†	6,000
38,000	Public Service Enterprise Group Inc.	1,121,760
60,500	SCANA Corp.	2,274,195
104,000	TECO Energy Inc.	1,652,560
25,000	The Empire District Electric Co.	450,500
150,000	UniSource Energy Corp.	4,716,000
18,000	Unitil Corp.	418,500
47,000	Vectren Corp.	1,161,840
260,000	Westar Energy Inc.	5,798,000
90,000	Wisconsin Energy Corp.	4,446,900
190,000	Xcel Energy Inc.	4,028,000

		101,456,387

	Energy and Utilities: Electric Transmission and Distribution — 8.1%
243	Brookfield Infrastructure Partners LP	4,274
50,000	CH Energy Group Inc.	2,042,000
60,000	Consolidated Edison Inc.	2,672,400
135,000	Northeast Utilities	3,731,400
200,000	NSTAR	7,084,000
22,500	Pepco Holdings Inc.	385,875
36,666	UIL Holdings Corp.	1,008,315

		16,928,264

	Energy and Utilities: Global Utilities — 4.0%
1,500	Areva SA	778,283
8,000	Chubu Electric Power Co. Inc.	199,979
40,000	Electric Power Development Co. Ltd.	1,317,788
45,000	Endesa SA	1,286,096
300,000	Enel SpA	1,677,517
300,000	Hera SpA	705,449
8,000	Hokkaido Electric Power Co. Inc.	153,514
8,000	Hokuriku Electric Power Co.	175,933
3,500	Huaneng Power International Inc., ADR	81,340
35,000	Korea Electric Power Corp., ADR†	568,400
8,000	Kyushu Electric Power Co. Inc.	174,136
2,000	Niko Resources Ltd.	213,322
8,000	Shikoku Electric Power Co. Inc.	226,677
8,000	The Chugoku Electric Power Co. Inc.	158,990
8,000	The Kansai Electric Power Co. Inc.	183,292
8,000	The Tokyo Electric Power Co. Inc.	213,242
15,000	Tohoku Electric Power Co. Inc.	317,039

		8,430,997

	Energy and Utilities: Merchant Energy — 1.7%
35,810	Dynegy Inc., Cl. A†	45,120
8,130	Mirant Corp.†	88,292
300,000	Mirant Corp., Escrow† (a)	0
320,000	The AES Corp.†	3,520,000

		3,653,412

	Energy and Utilities: Natural Gas Integrated — 7.7%
190,000	El Paso Corp.	2,059,600
1,000	Energen Corp.	46,530
130,000	National Fuel Gas Co.	6,571,500
100,000	ONEOK Inc.	4,565,000
120,000	Southern Union Co.	3,044,400

		16,287,030

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares/Units		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities — 7.9%
26,000	AGL Resources Inc.	$1,004,900
40,000	Atmos Energy Corp.	1,142,800
28,000	Chesapeake Utilities Corp.	834,400
12,500	Corning Natural Gas Corp.	269,375
30,000	Delta Natural Gas Co. Inc.	890,400
11,445	GDF Suez	442,107
11,445	GDF Suez, Strips	15
90,000	Nicor Inc.	3,772,800
35,000	Piedmont Natural Gas Co. Inc.	965,300
6,000	RGC Resources Inc.	190,740
145,000	Southwest Gas Corp.	4,338,400
120,000	Spectra Energy Corp.	2,703,600

		16,554,837

	Energy and Utilities: Natural Resources — 1.3%
6,000	Anadarko Petroleum Corp.	436,980
34,000	Compania de Minas Buenaventura SA, ADR	1,052,980
12,000	Exxon Mobil Corp.	803,760
3,000	Peabody Energy Corp.	137,100
4,000	Royal Dutch Shell plc, Cl. A, ADR	231,440

		2,662,260

	Energy and Utilities: Services — 0.5%
40,000	ABB Ltd., ADR	873,600
3,000	Tenaris SA, ADR	128,820

		1,002,420

	Energy and Utilities: Water — 3.2%
14,000	American States Water Co.	485,800
28,000	American Water Works Co. Inc.	609,280
21,833	Aqua America Inc.	383,606
24,750	Artesian Resources Corp., Cl. A	437,085
20,000	California Water Service Group	752,200
7,500	Connecticut Water Service Inc.	174,525
51,333	Middlesex Water Co.	875,227
33,000	Pennichuck Corp.	775,830
80,000	SJW Corp.	2,033,600
8,101	Southwest Water Co.	84,574
9,000	The York Water Co.	123,750

		6,735,477

	Diversified Industrial — 1.5%
2,200	Alstom SA	137,192
2,000	Bouygues SA	100,543
6,000	Cooper Industries plc	287,640
140,000	General Electric Co.	2,548,000

		3,073,375

	Equipment and Supplies — 0.1%
50,000	Capstone Turbine Corp.†	63,500
2,000	Mueller Industries Inc.	53,580

		117,080

	Environmental Services — 0.0%
3,000	Suez Environnement Co. SA	69,046

	Independent Power Producers and Energy Traders — 0.4%
40,000	NRG Energy Inc.†	836,000

	TOTAL ENERGY AND UTILITIES	178,249,511

	COMMUNICATIONS — 11.7%
	Cable and Satellite — 4.1%
90,000	Cablevision Systems Corp., Cl. A	2,172,600
5,000	Cogeco Cable Inc.	203,220
20,000	Cogeco Inc.	662,630
50,000	DIRECTV, Cl. A†	1,690,500
57,000	DISH Network Corp., Cl. A	1,186,740
10,000	EchoStar Corp., Cl. A†	202,800
35,000	Liberty Global Inc., Cl. A†	1,020,600
20,000	Liberty Global Inc., Cl. C†	577,800
8,000	Rogers Communications Inc., Cl. B	273,040
12,000	Time Warner Cable Inc	639,720

		8,629,650

	Communications Equipment — 0.7%
2,000	QUALCOMM Inc.	83,980
260,000	The Furukawa Electric Co. Ltd.	1,351,588

		1,435,568

	Telecommunications — 4.0%
50,000	AT&T Inc.	1,292,000
2,000	Belgacom SA	78,122
4,350	Bell Aliant Regional Communications Income Fund (a)	108,830
16,000	BT Group plc, ADR	299,360
210,000	Cincinnati Bell Inc.†	716,100
2,000	Comstar United Telesystems OJSC, GDR	14,020
60,000	Deutsche Telekom AG, ADR	810,000
2,000	France Telecom SA, ADR	48,060
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	35
200	Hutchison Telecommunications International Ltd.†	55
500	Mobistar SA	30,771
19,000	Nippon Telegraph & Telephone Corp.	800,727
11,800	Orascom Telecom Holding SAE, GDR	60,416
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
15,000	Portugal Telecom SGPS SA	$167,711
2,000	PT Indosat Tbk	1,209
1,000	Rostelecom, ADR	29,750
500	Sistema JSFC, GDR† (b)	13,600
1,200	Tele2 AB, Cl. B	20,026
27,000	Telekom Austria AG	377,441
40,000	Touch America Holdings Inc.† (a)	0
115,000	Verizon Communications Inc.	3,567,300
6,000	Windstream Corp.	65,340

		8,500,873

	Wireless Communications — 2.9%
600	America Movil SAB de CV, Cl. L, ADR	30,204
2,000	China Mobile Ltd., ADR	96,240
2,000	China Unicom Hong Kong Ltd., ADR	22,300
13,500	Millicom International Cellular SA	1,203,525
4,500	Mobile TeleSystems OJSC, ADR	249,750
171	MobileOne Ltd.	254
1,000	NTT DoCoMo Inc.	1,523,158
600	SK Telecom Co. Ltd., ADR	10,356
200	SmarTone Telecommunications Holdings Ltd.	207
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	331,320
29,000	United States Cellular Corp.†	1,200,020
75,000	Vimpel-Communications, ADR	1,380,750

		6,048,084

	TOTAL COMMUNICATIONS	24,614,175

	OTHER — 1.8%
	Aerospace — 0.3%
75,000	Rolls-Royce Group plc†	677,752

	Agriculture — 0.0%
3,000	Cadiz Inc.†	38,310

	Entertainment — 1.1%
18,000	Time Warner Inc.	562,860
64,000	Vivendi	1,712,850

		2,275,710

	Investment Companies — 0.0%
3,000	Kinnevik Investment AB, Cl. B	55,259

	Publishing — 0.0%
8,000	Idearc Inc.† (a)	26

	Real Estate — 0.1%
6,075	Brookfield Asset Management Inc., Cl. A	154,427

	Transportation — 0.3%
20,000	GATX Corp.	573,000

	TOTAL OTHER	3,774,484

	TOTAL COMMON STOCKS	206,638,170

	CONVERTIBLE PREFERRED STOCKS — 0.9%
	ENERGY AND UTILITIES — 0.9%
	Energy and Utilities: Natural Gas Integrated — 0.9%
2,000	El Paso Corp., 4.990% Cv. Pfd. (c)	1,921,420

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
26,107	Mirant Corp., Ser. A, expire 01/03/11†	2,611

	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
16,000	Bharti Airtel Ltd., expire 09/19/13† (c)	111,333

	TOTAL WARRANTS	113,944

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Environmental Services — 0.0%
$100,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14 (c)	108,625

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
	U.S. Treasury Bills — 0.1%
123,000	U.S. Treasury Bill, 0.213%††, 09/09/10	122,887

	U.S. Treasury Cash Management Bills — 0.6%
1,305,000	U.S. Treasury Cash Management Bill, 0.143%††, 06/17/10	1,304,623

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,427,510

TOTAL INVESTMENTS — 100.0% (Cost $193,321,747)		$210,209,669

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Market
Value
Aggregate book cost	$193,321,747

Gross unrealized appreciation	$29,299,135
Gross unrealized depreciation	(12,411,213)

Net unrealized appreciation/depreciation	$16,887,922

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $108,856 or 0.05% of total investments.

(b)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2010, the market value of the Regulation S security amounted to $13,600 or 0.00% of total investments, which was valued under methods approved by Board of Trustees as follows:

				03/31/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
500	Sistema JSFC, GDR	10/10/07	$17,384	$27.2000

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $2,141,378 or 1.02% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$3,653,412	$—	$0	$3,653,412
COMMUNICATIONS
Telecommunications	8,392,043	108,830	0	8,500,873
OTHER
Publishing	—	—	26	26
Other Industries (a)	194,483,859	—	—	194,483,859

Total Common Stocks	206,529,314	108,830	26	206,638,170

Convertible Preferred Stocks (a)	1,921,420	—	—	1,921,420

Warrants:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	2,611	—	—	2,611
COMMUNICATIONS
Wireless Communications	—	111,333	—	111,333

Total Warrants	2,611	111,333	—	113,944

Corporate Bonds	—	108,625	—	108,625
U.S. Government Obligations	—	1,427,510	—	1,427,510

TOTAL INVESTMENTS IN SECURITIES	$208,453,345	$1,756,298	$26	$210,209,669

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT:
Contract for Difference Swap Agreement	$—	$12,197	$—	$12,197
LIABILITIES (Unrealized Depreciation): *
INTEREST RATE CONTRACT:
Interest Rate Swap Agreement	—	(236,664)	—	(236,664)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(224,467)	$—	$(224,467)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$0	$—	$—	$—	$—	$—	$—	$0	$—
COMMUNICATIONS
Telecommunications	0	—	—	—	—	—	—	0	—
OTHER
Publishing	0	—	—	—	—	26	—	26	—

Total Common Stocks	0	—	—	—	—	26	—	26	—

TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$—	$—	$26	$—	$26	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series B Auction Market Cumulative Preferred Shares (“Series B Shares”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2010 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$25,000,000	4.00000%	0.22875%	6/02/10	$(236,664)

*	Based on LIBOR (London Interbank Offered Rate).
     Current notional amounts are an indicator of the average volume of the Fund’s derivative activities during the period.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
$213,625 (25,000 Shares)	Market Value Appreciation on: Rolls-Royce Group plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Group plc	6/25/10	$12,197
     The Fund’s volume of activity in equity contract for difference swap agreements during the quarter ended March 31, 2010 had an average monthly notional amount of approximately $204,343.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation/depreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Appreciation/
(Depreciation)

Asset Derivatives:
Equity Contract	$12,197

Liability Derivatives:

Interest Rate Contract	$(236,664)
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $890,826 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

TRUSTEES AND OFFICERS
THE GABELLI UTILITY TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
Dr. Thomas E. Bratter
President & Founder, John Dewey Academy
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association
John D. Gabelli
Senior Vice President,
Gabelli & Company, Inc.
Robert J. Morrissey
Attorney-at-Law,
Morrissey, Hawkins & Lynch
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President & Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Agnes Mullady*
Treasurer & Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.625%
	Common	Preferred
NYSE—Symbol:	GUT	GUT PrA
Shares Outstanding:	31,053,578	1,153,288

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date	6/1/10

*	Print the name and title of each signing officer under his or her signature.